Reserves (Details) - Schedule of Equity Compensation Reserve - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in equity remuneration reserve
Balance at the beginning of the year	$ 9,338,100	$ 5,293,019
Fair value vesting expense of options and performance rights	807,383	6,532,583
Fair value of options/performance rights exercised during the year	(8,410,200)	(2,487,502)
Lapse of performance rights and options	(133,753)
Balance at the end of the period	$ 1,601,530	$ 9,338,100